                                                        OMB APPROVAL

                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

                                                        Estimated average burden
                                                        hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
            (Address of principal executive offices)           (Zip code)

                                 Geoffrey Keenan
             The Gateway Trust, Rookwood Tower, 3805 Edwards Road,
                        Suite 600, Cincinnati, OH 45209
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                                                                 GATEWAY
                                                                   FUND

                                                            SEMI-ANNUAL REPORT
                                                              JUNE 30, 2003
                                                               (UNAUDITED)

           THE
         GATEWAY
          TRUST

      P.O. Box 5211
CINCINNATI, OH 45201-5211
       800.354.6339

                                  GATEWAY FUND
                    TOTAL RETURNS - JUNE 30, 2003 (UNAUDITED)

                                                Average Annual Total Return
                                  ------------------------------------------------------    6/30/03
                                    One      Three     Five       Ten    Since Inception     Price
                                   Year      Years     Years     Years     on 12/7/77      Per Share
                                  ------------------------------------------------------   ---------
GATEWAY FUND                       6.10%    (0.87%)    4.10%     7.10%        9.25%          $21.97

Lehman U. S. Intermediate
   Government/Credit Bond Index   10.82%    10.00%     7.65%     6.88%

S&P 500 Index                      0.25%   (11.19%)   (1.61%)   10.04%

                                                Cumulative Total Return
                                  -------------------------------------------------------
                                    One      Three    Five        Ten     Since Inception
                                   Year      Years    Years      Years      on 12/7/77
                                  -------------------------------------------------------
GATEWAY FUND                       6.10%    (2.57%)   22.25%     98.65%      859.78%

Lehman U. S. Intermediate
   Government/Credit Bond Index   10.82%    33.11%    44.54%     94.47%

S&P 500 Index                      0.25%   (29.96%)   (7.79%)   160.22%

Data sources throughout this report: Gateway Investment Advisers, L.P., Thomson Financial and Lehman Brothers, Inc.

Performance data throughout this report represents past performance. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

Dear Shareholder:

In the past six months, investors have faced a variety of challenges and latent opportunities. A struggling domestic economy motivated the Federal government to provide substantial fiscal and monetary stimulus. Although evidence of success was limited, investors responded favorably as the first half of 2003 progressed. As the equity markets finally stopped declining, the positive features of Gateway's hedging strategy were exhibited in bold relief. Cash flows from hedging transactions, no longer needed to replace assets lost to declining markets, were available to increase the value of shareholder accounts.

YEAR-TO-DATE PERFORMANCE

When looking at year-to-date performance as of June 30, 2003, it initially appears to be a historically average six-month period with the Gateway Fund posting a 5.83% return. However, in a pattern similar to 2002, albeit against a dissimilar background, performance for the first two quarters varied greatly.

The market struggled in the first quarter of 2003, having finished 2002 in retreat after rallying in October and November off the bear market lows established in early October. The S&P 500 Index drifted lower on below-average volume as uncertainty regarding the potential war in Iraq and the domestic economy kept investors on the sidelines. The S&P 500 Index posted a quarterly decline of 3.15%. The good news was that the October 2002 lows were not breached in the first three months of 2003, and the trend turned upward. Gateway Fund's hedging strategy provided net gains from options which offset much of the decline in stocks, but ended the quarter down slightly at -0.82%.

For the second quarter of 2003, high premium cash flows and an end to the equity market sell-off led to a "premium" quarter for the Gateway Fund. The Fund delivered a total return of 6.70%, making this one of the four highest quarterly returns over the past fifteen and one-half years. The return was earned primarily in April and May as the rapid premium accrual in those two months actually left little to earn in June. The S&P 500 Index continued its strong feel-good rally before dropping in the last few days of June, netting 15.39% for the second quarter.

The S&P 500 Index posted a first half return in 2003 of 11.75% as compared to 5.83% for the Gateway Fund. For the same period, the Lehman U. S. Intermediate Government/Credit Bond Index was up 4.26%.

THREE-YEAR AND FIVE-YEAR PERFORMANCE

Looking at longer time periods, the value of Gateway's hedging strategy through option transactions comes into clearer focus. For the three-year period from July 1, 2000 to June 30, 2003, the S&P 500 Index declined by 29.96%. Hedging in the Gateway Fund restored most of the value lost to underlying stock declines. The Fund dropped only 2.57% during this same time period. The Fund's hedging strategy was severely tested and proved effective in lowering the risk over the past three years.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

The difference in the five-year return is even more dramatic. From July 1, 1998 to June 30, 2003, the Gateway Fund delivered a total cumulative POSITIVE RETURN OF 22.25%, while the S&P 500 Index DECLINED BY 7.79%. Premiums from option transactions may be earned swiftly in a rapid sell-off such as occurred during the third quarter of 1998 and, to a limited extent, during March and September of 2001 and July and October of 2002. More typically, however, over an extended market sell-off, premiums are earned gradually and can turn even the worst bear market into a much less horrifying experience. Such was the case during this turbulent five-year period.

The illustration below compares the Gateway Fund's performance relative to the S&P 500 Index over the one-, three- and five-year periods ended June 30, 2003.

                             TOTAL RETURN COMPARISON
                               AS OF JUNE 30, 2003

[BAR CHART]

                ONE YEAR   THREE YEARS   FIVE YEARS
                -----------------------------------
GATEWAY FUND      6.10%       (2.57%)      22.25%
S&P 500 INDEX     0.25%      (29.96%)      (7.79%)

Performance data represents past performance. The total return figures shown assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

MARKET PERSPECTIVES

For several reasons including an economic recession, geopolitical terror, high-profile bankruptcies, and a crisis in confidence regarding reported financial information, the last three and one-half years have generated uncertainty which led to heightened volatility in the capital markets.

For equity investors, bear market conditions prevailed from the first quarter of 2000 through the first quarter of 2003. The second quarter of 2003 somewhat mitigated the devastation of the bear market for equity investors. However, even accounting for its 15.39% return in the second quarter of 2003, the S&P 500 Index DECLINED BY 30.26% for the period from January 1, 2000 through June 30, 2003. To bring the S&P 500 Index back to even, the market would need to continue to rally another 43.39%!

For bond investors, the dramatic impacts of interest rate cuts by the Federal Reserve Board and the shrinking Treasury bond supply have produced an extraordinary three and one-half year return through June 30, 2003. The Lehman
U. S. Intermediate Government/Credit Bond Index delivered a total return of 37.40% over this time period. With interest rates at 40-year lows and the prospects for government deficits on the increase, that performance will likely be difficult to repeat.

For Gateway Fund investors, volatility in security prices directly translates into higher prices for index options. High option premiums help to provide both improved protection during downward market moves and returns in excess of those available from other investments of comparable risk. Over the three and one-half year period from January 1, 2000 through June 30, 2003, the Gateway Fund returned a positive 3.56%, demonstrating the value of net cash flows from options transactions. In volatile times, not losing money can be more rewarding than chasing spectacular returns.

We cordially invite you to visit our website at www.gatewayfund.com for updates on the Fund's investment results and activities. As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall
--------------------
Walter G. Sall
Chairman

/s/ Patrick Rogers
--------------------
Patrick Rogers, CFA
Portfolio Manager

                                  GATEWAY FUND
                             LETTER TO SHAREHOLDERS

                          GROWTH OF A $10,000 INVESTMENT
                            July 1, 1993 - June 30, 2003

[PERFORMANCE GRAPH]

                                                             LEHMAN U.S.
                                                            INTERMEDIATE
                                                         GOVERNMENT/CREDIT
GATEWAY FUND                  S&P 500 INDEX                 BOND INDEX
--------------------------------------------------------------------------
$10,000.00                     $10,000.00                   $10,000.00
--------------------------------------------------------------------------
$10,056.60                     $ 9,959.80                   $10,024.00
--------------------------------------------------------------------------
$10,195.08                     $10,337.67                   $10,183.38
--------------------------------------------------------------------------
$10,151.04                     $10,258.38                   $10,225.13
--------------------------------------------------------------------------
$10,245.85                     $10,470.63                   $10,252.74
--------------------------------------------------------------------------
$10,283.76                     $10,370.85                   $10,195.33
--------------------------------------------------------------------------
$10,390.71                     $10,496.23                   $10,242.22
--------------------------------------------------------------------------
$10,567.71                     $10,853.10                   $10,355.91
--------------------------------------------------------------------------
$10,469.38                     $10,558.98                   $10,202.65
--------------------------------------------------------------------------
$10,121.93                     $10,099.67                   $10,034.30
--------------------------------------------------------------------------
$10,214.12                     $10,229.14                   $ 9,966.07
--------------------------------------------------------------------------
$10,418.27                     $10,395.88                   $ 9,973.04
--------------------------------------------------------------------------
$10,260.22                     $10,141.08                   $ 9,974.04
--------------------------------------------------------------------------
$10,551.29                     $10,474.11                   $10,117.67
--------------------------------------------------------------------------
$10,723.29                     $10,902.50                   $10,149.03
--------------------------------------------------------------------------
$10,729.90                     $10,636.48                   $10,055.66
--------------------------------------------------------------------------
$10,909.29                     $10,874.74                   $10,054.66
--------------------------------------------------------------------------
$10,723.26                     $10,478.68                   $10,009.41
--------------------------------------------------------------------------
$10,969.08                     $10,634.08                   $10,044.44
--------------------------------------------------------------------------
$11,153.32                     $10,909.82                   $10,213.19
--------------------------------------------------------------------------
$11,316.30                     $11,334.21                   $10,424.60
--------------------------------------------------------------------------
$11,429.67                     $11,668.68                   $10,484.02
--------------------------------------------------------------------------
$11,522.19                     $12,011.74                   $10,614.03
--------------------------------------------------------------------------
$11,600.54                     $12,491.01                   $10,934.57
--------------------------------------------------------------------------
$11,643.46                     $12,781.18                   $11,007.83
--------------------------------------------------------------------------
$11,714.94                     $13,204.23                   $11,008.93
--------------------------------------------------------------------------
$11,772.12                     $13,237.38                   $11,109.11
--------------------------------------------------------------------------
$11,900.79                     $13,795.99                   $11,189.10
--------------------------------------------------------------------------
$11,936.68                     $13,746.74                   $11,313.30
--------------------------------------------------------------------------
$12,101.77                     $14,348.85                   $11,461.50
--------------------------------------------------------------------------
$12,180.07                     $14,625.21                   $11,581.85
--------------------------------------------------------------------------
$12,338.53                     $15,123.05                   $11,681.45
--------------------------------------------------------------------------
$12,295.34                     $15,263.24                   $11,544.78
--------------------------------------------------------------------------
$12,389.03                     $15,410.23                   $11,484.75
--------------------------------------------------------------------------
$12,547.99                     $15,637.37                   $11,444.55
--------------------------------------------------------------------------
$12,656.40                     $16,039.25                   $11,435.39
--------------------------------------------------------------------------
$12,764.74                     $16,100.36                   $11,556.61
--------------------------------------------------------------------------
$12,561.91                     $15,389.05                   $11,591.28
--------------------------------------------------------------------------
$12,735.76                     $15,713.60                   $11,600.55
--------------------------------------------------------------------------
$13,032.76                     $16,596.71                   $11,761.80
--------------------------------------------------------------------------
$13,192.54                     $17,054.45                   $11,969.98
--------------------------------------------------------------------------
$13,417.74                     $18,342.06                   $12,127.99
--------------------------------------------------------------------------
$13,462.82                     $17,978.70                   $12,050.37
--------------------------------------------------------------------------
$13,688.60                     $19,100.57                   $12,097.36
--------------------------------------------------------------------------
$13,703.11                     $19,251.47                   $12,120.35
--------------------------------------------------------------------------
$13,623.63                     $18,462.16                   $12,036.72
--------------------------------------------------------------------------
$13,901.28                     $19,562.50                   $12,178.75
--------------------------------------------------------------------------
$14,010.82                     $20,751.90                   $12,279.84
--------------------------------------------------------------------------
$14,200.81                     $21,681.59                   $12,391.58
--------------------------------------------------------------------------
$14,456.99                     $23,405.27                   $12,643.13
--------------------------------------------------------------------------
$14,215.41                     $22,094.11                   $12,579.92
--------------------------------------------------------------------------
$14,647.28                     $23,302.66                   $12,725.84
--------------------------------------------------------------------------
$14,419.95                     $22,523.42                   $12,867.10
--------------------------------------------------------------------------
$14,896.67                     $23,566.02                   $12,895.41
--------------------------------------------------------------------------
$15,125.49                     $23,970.65                   $12,998.57
--------------------------------------------------------------------------
$15,366.28                     $24,234.33                   $13,168.85
--------------------------------------------------------------------------
$15,590.94                     $25,982.11                   $13,158.32
--------------------------------------------------------------------------
$15,743.42                     $27,312.65                   $13,200.42
--------------------------------------------------------------------------
$15,904.16                     $27,587.42                   $13,266.42
--------------------------------------------------------------------------
$16,008.65                     $27,113.19                   $13,363.27
--------------------------------------------------------------------------
$16,249.74                     $28,214.53                   $13,448.79
--------------------------------------------------------------------------
$16,217.57                     $27,915.45                   $13,495.87
--------------------------------------------------------------------------
$15,396.63                     $23,884.46                   $13,707.75
--------------------------------------------------------------------------
$15,839.29                     $25,414.50                   $14,051.81
--------------------------------------------------------------------------
$16,387.48                     $27,481.72                   $14,037.76
--------------------------------------------------------------------------
$16,838.14                     $29,147.38                   $14,036.36
--------------------------------------------------------------------------
$16,979.75                     $30,826.86                   $14,092.50
--------------------------------------------------------------------------
$17,261.61                     $32,116.04                   $14,170.01
--------------------------------------------------------------------------
$17,285.78                     $31,117.87                   $13,961.71
--------------------------------------------------------------------------
$17,625.10                     $32,362.90                   $14,066.43
--------------------------------------------------------------------------
$17,916.26                     $33,616.31                   $14,110.03
--------------------------------------------------------------------------
$17,989.00                     $32,822.63                   $14,001.39
--------------------------------------------------------------------------
$18,304.53                     $34,644.29                   $14,011.19
--------------------------------------------------------------------------
$18,183.17                     $33,563.38                   $13,998.58
--------------------------------------------------------------------------
$18,280.27                     $33,395.57                   $14,009.78
--------------------------------------------------------------------------
$18,304.58                     $32,480.19                   $14,140.07
--------------------------------------------------------------------------
$18,741.33                     $34,535.54                   $14,176.83
--------------------------------------------------------------------------
$18,943.55                     $35,237.65                   $14,193.84
--------------------------------------------------------------------------
$19,180.53                     $37,313.15                   $14,147.00
--------------------------------------------------------------------------
$19,268.76                     $35,440.03                   $14,094.66
--------------------------------------------------------------------------
$19,341.99                     $34,770.21                   $14,210.24
--------------------------------------------------------------------------
$19,819.73                     $38,170.74                   $14,358.02
--------------------------------------------------------------------------
$19,893.07                     $37,021.80                   $14,325.00
--------------------------------------------------------------------------
$19,966.67                     $36,262.85                   $14,347.92
--------------------------------------------------------------------------
$20,387.97                     $37,158.54                   $14,600.44
--------------------------------------------------------------------------
$20,363.50                     $36,578.87                   $14,711.41
--------------------------------------------------------------------------
$21,027.35                     $38,850.42                   $14,885.00
--------------------------------------------------------------------------
$20,857.03                     $36,799.11                   $15,020.45
--------------------------------------------------------------------------
$20,686.00                     $36,644.56                   $15,089.55
--------------------------------------------------------------------------
$20,305.38                     $33,756.97                   $15,294.77
--------------------------------------------------------------------------
$20,447.52                     $33,922.38                   $15,576.19
--------------------------------------------------------------------------
$20,964.84                     $35,126.62                   $15,831.64
--------------------------------------------------------------------------
$20,216.39                     $31,926.59                   $15,982.04
--------------------------------------------------------------------------
$19,565.43                     $29,905.63                   $16,105.10
--------------------------------------------------------------------------
$20,109.35                     $32,226.31                   $16,063.23
--------------------------------------------------------------------------
$20,270.22                     $32,442.23                   $16,153.18
--------------------------------------------------------------------------
$20,181.03                     $31,653.88                   $16,212.95
--------------------------------------------------------------------------
$20,154.80                     $31,343.67                   $16,550.18
--------------------------------------------------------------------------
$19,459.46                     $29,384.69                   $16,715.68
--------------------------------------------------------------------------
$18,700.54                     $27,013.35                   $16,959.73
--------------------------------------------------------------------------
$18,986.65                     $27,529.30                   $17,241.26
--------------------------------------------------------------------------
$19,495.50                     $29,640.80                   $17,068.85
--------------------------------------------------------------------------
$19,729.44                     $29,901.64                   $16,974.97
--------------------------------------------------------------------------
$19,792.58                     $29,465.08                   $17,063.24
--------------------------------------------------------------------------
$19,630.28                     $28,896.40                   $17,198.04
--------------------------------------------------------------------------
$19,997.36                     $29,982.90                   $16,938.35
--------------------------------------------------------------------------
$19,495.43                     $28,165.94                   $17,217.83
--------------------------------------------------------------------------
$19,485.68                     $27,960.33                   $17,390.01
--------------------------------------------------------------------------
$18,721.84                     $25,969.55                   $17,539.56
--------------------------------------------------------------------------
$18,047.86                     $23,946.53                   $17,746.53
--------------------------------------------------------------------------
$18,271.65                     $24,102.18                   $18,010.95
--------------------------------------------------------------------------
$17,131.50                     $21,484.68                   $18,333.35
--------------------------------------------------------------------------
$18,478.04                     $23,373.18                   $18,261.85
--------------------------------------------------------------------------
$19,134.01                     $24,747.53                   $18,245.41
--------------------------------------------------------------------------
$18,768.55                     $23,294.85                   $18,643.16
--------------------------------------------------------------------------
$18,550.83                     $22,686.85                   $18,641.30
--------------------------------------------------------------------------
$18,298.54                     $22,346.55                   $18,904.14
--------------------------------------------------------------------------
$18,615.10                     $22,563.31                   $18,923.05
--------------------------------------------------------------------------
$19,555.17                     $24,420.27                   $19,066.86
--------------------------------------------------------------------------
$19,871.96                     $25,704.78                   $19,450.10
--------------------------------------------------------------------------
$19,862.03                     $26,033.80                   $19,436.49
--------------------------------------------------------------------------

                                  GATEWAY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                              AS OF JUNE 30, 2003

                               One Year      6.10%
                               Five Year     4.10%
                               Ten years     7.10%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                COMMON STOCKS - 100.2%
                CONSUMER DISCRETIONARY - 11.1%
  8,600         American Greetings Corporation - Class A *         $       169
580,750         AOL Time Warner Inc. *                                   9,344
 37,600         AutoNation, Inc. *                                         591
 12,700         AutoZone, Inc. *                                           965
 38,200         Bed Bath & Beyond Inc. *                                 1,483
 41,300         Best Buy Co., Inc. *                                     1,814
 15,100         Big Lots, Inc. *                                           227
 10,200         Black & Decker Corporation                                 443
 11,700         Brunswick Corporation                                      293
 81,700         Carnival Corporation                                     2,656
  8,000         Centex Corporation                                         622
 27,350         Circuit City Stores - Circuit City Group                   241
 79,600         Clear Channel Communications, Inc. *                     3,374
299,710         Comcast Corporation - Class A *                          9,045
  9,600         Cooper Tire & Rubber Company                               169
 19,300         Dana Corporation                                           223
 22,200         Darden Restaurants, Inc.                                   421
 72,793         Delphi Corporation                                         628
 11,000         Dillard's, Inc. - Class A                                  148
 43,225         Dollar General Corporation                                 789
 10,700         Dow Jones & Company, Inc.                                  460
 37,900         Eastman Kodak Company                                    1,037
 40,100         eBay Inc. *                                              4,178
 22,400         Family Dollar Stores, Inc.                                 855
 24,800         Federated Department Stores, Inc.                          914
238,313         Ford Motor Company                                       2,619
 19,400         Fortune Brands, Inc.                                     1,013
 34,700         Gannett Co., Inc.                                        2,665
114,800         Gap, Inc.                                                2,154
 72,900         General Motors Corporation                               2,624
 22,700         Genuine Parts Company                                      727
 22,800         Goodyear Tire & Rubber Company *                           120
 39,300         Harley-Davidson, Inc.                                    1,566
 14,600         Harrah's Entertainment, Inc. *                             587
 22,500         Hasbro, Inc.                                               394
 48,900         Hilton Hotels Corporation                                  625
302,050         Home Depot, Inc.                                        10,004
 11,100         International Game Technology                            1,136
 50,100         Interpublic Group of Companies, Inc. *                     670
 34,800         J. C. Penney Company, Inc.                                 586
 11,600         Johnson Controls, Inc.                                     993
 16,800         Jones Apparel Group, Inc. *                                492
  6,200         KB HOME                                                    384

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                CONSUMER DISCRETIONARY (CONTINUED)
 10,600         Knight-Ridder, Inc.                                $       731
 43,800         Kohl's Corporation *                                     2,250
 25,300         Leggett & Platt, Incorporated                              519
 68,000         Limited Brands                                           1,054
 13,900         Liz Claiborne Inc.                                         490
101,400         Lowe's Companies, Inc.                                   4,355
 30,300         Marriott International, Inc. - Class A                   1,164
 56,800         Mattel, Inc.                                             1,075
 37,400         May Department Stores Company                              833
 10,200         Maytag Corporation                                         249
165,000         McDonald's Corporation                                   3,640
 25,200         McGraw-Hill Companies, Inc.                              1,562
  6,500         Meredith Corporation                                       286
 19,700         New York Times Company - Class A                           896
 34,700         Newell Rubbermaid Inc.                                     972
 34,300         NIKE, Inc. - Class B                                     1,835
 17,600         Nordstrom, Inc.                                            344
 40,100         Office Depot, Inc. *                                       582
 24,500         Omnicom Group Inc.                                       1,757
  8,000         Pulte Homes, Inc.                                          493
 21,900         RadioShack Corporation                                     576
  7,800         Reebok International Ltd. *                                262
 41,000         Sears, Roebuck and Co.                                   1,379
 19,500         Sherwin-Williams Company                                   524
  7,600         Snap-on Incorporated                                       221
 11,500         Stanley Works                                              317
 61,500         Staples, Inc. *                                          1,129
 50,400         Starbucks Corporation *                                  1,236
 25,900         Starwood Hotels & Resorts Worldwide, Inc.                  740
118,100         Target Corporation                                       4,469
 18,900         Tiffany & Co.                                              618
 68,300         TJX Companies, Inc.                                      1,287
 27,500         Toys R Us, Inc. *                                          333
 39,600         Tribune Company                                          1,913
  7,600         Tupperware Corporation                                     109
 29,700         Univision Communications Inc. - Class A *                  903
 14,100         VF Corporation                                             479
228,841         Viacom Inc. - Class B *                                  9,991
 16,809         Visteon Corp.                                              115
265,300         Walt Disney Company                                      5,240
 15,000         Wendy's International, Inc.                                435
  8,900         Whirlpool Corporation                                      567
 38,300         Yum! Brands, Inc. *                                      1,132
                                                                   -----------
                                                                       129,510
                                                                   -----------

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                CONSUMER STAPLES - 11.7%
  4,700         Adolph Coors Company - Class B                     $       230
  7,600         Alberto-Culver Company - Class B                           388
 49,300         Albertson's, Inc.                                          947
268,600         Altria Group, Inc.                                      12,205
111,300         Anheuser-Busch Companies                                 5,682
 83,940         Archer-Daniels-Midland Company                           1,080
 30,500         Avon Products, Inc.                                      1,897
  7,900         Brown-Forman Corporation - Class B                         621
 53,300         Campbell Soup Company                                    1,306
 28,500         Clorox Company                                           1,216
322,000         Coca-Cola Company                                       14,944
 58,400         Coca-Cola Enterprises Inc.                               1,060
 69,900         Colgate-Palmolive Company                                4,051
 69,800         ConAgra Foods, Inc.                                      1,647
 59,200         Costco Wholesale Corporation *                           2,167
 51,000         CVS Corporation                                          1,430
 47,900         General Mills, Inc.                                      2,271
135,700         Gillette Company                                         4,323
 45,600         H. J. Heinz Company                                      1,504
 17,700         Hershey Foods Corporation                                1,233
 53,000         Kellogg Company                                          1,822
 66,800         Kimberly-Clark Corporation                               3,483
 99,200         Kroger Co. *                                             1,655
 18,200         McCormick & Company, Incorporated                          495
 36,400         Pepsi Bottling Group, Inc.                                 729
224,530         PepsiCo, Inc.                                            9,992
168,000         Procter & Gamble Company                                14,982
 11,000         R. J. Reynolds Tobacco Holdings, Inc.                      409
 57,300         Safeway Inc. *                                           1,172
101,700         Sara Lee Corporation                                     1,913
 17,400         Supervalu, Inc.                                            371
 84,900         SYSCO Corporation                                        2,550
 21,800         UST Inc.                                                   764
574,200         Wal-Mart Stores, Inc.                                   30,817
133,200         Walgreen Co.                                             4,009
 18,300         Winn-Dixie Stores, Inc.                                    225
 29,200         Wm. Wrigley Jr. Company                                  1,642
                                                                   -----------
                                                                       137,232
                                                                   -----------
                ENERGY - 5.8%
 11,600         Amerada Hess Corporation                                   571
 32,247         Anadarko Petroleum Corporation                           1,434
 20,757         Apache Corporation                                       1,350
  8,900         Ashland Inc.                                               273

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                ENERGY (CONTINUED)
 43,700         Baker Hughes Incorporated                          $     1,467
 20,550         BJ Services Company *                                      768
 26,100         Burlington Resources Inc.                                1,411
138,757         ChevronTexaco Corporation                               10,018
 87,931         ConocoPhillips                                           4,819
 29,800         Devon Energy Corporation                                 1,591
 15,000         EOG Resources, Inc.                                        628
874,332         Exxon Mobil Corporation                                 31,397
 56,700         Halliburton Company                                      1,304
 13,100         Kerr-McGee Corporation                                     587
 40,500         Marathon Oil Corporation                                 1,067
 18,800         Nabors Industries, Ltd. *                                  744
 17,400         Noble Corporation *                                        597
 49,100         Occidental Petroleum Corporation                         1,647
 12,200         Rowan Companies, Inc. *                                    273
 75,700         Schlumberger Limited                                     3,601
  9,900         Sunoco, Inc.                                               374
 41,380         Transocean Inc. *                                          909
 33,500         Unocal Corporation                                         961
                                                                   -----------
                                                                        67,791
                                                                   -----------
                FINANCIALS - 20.5%
 34,100         ACE Limited                                              1,169
 67,100         AFLAC Incorporated                                       2,063
 91,400         Allstate Corporation                                     3,258
 13,800         Ambac Financial Group, Inc.                                914
170,800         American Express Company                                 7,141
338,936         American International Group, Inc.                      18,703
 46,100         AmSouth Bancorporation                                   1,007
 40,200         Aon Corporation                                            968
 12,200         Apartment Investment & Management Company
                 - Class A                                                 422
195,153         Bank of America Corporation                             15,423
 99,600         Bank of New York Company, Inc.                           2,864
151,230         Bank One Corporation                                     5,623
 61,200         BB&T Corporation                                         2,099
 12,950         Bear Stearns Companies Inc.                                938
 28,800         Capital One Financial Corporation                        1,416
174,575         Charles Schwab Corporation                               1,762
 29,285         Charter One Financial, Inc.                                913
 22,300         Chubb Corporation                                        1,338
 21,000         Cincinnati Financial Corporation                           779
667,765         Citigroup Inc.                                          28,580
 22,700         Comerica Incorporated                                    1,056
 16,400         Countrywide Financial Corporation                        1,141

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                FINANCIALS (CONTINUED)
 53,500         Equity Office Properties Trust                     $     1,445
 35,100         Equity Residential                                         911
129,200         Fannie Mae                                               8,713
 14,300         Federated Investors, Inc. - Class B                        392
 75,219         Fifth Third Bancorp                                      4,313
 16,350         First Tennessee National Corporation                       718
136,399         FleetBoston Financial                                    4,052
 33,400         Franklin Resources, Inc.                                 1,305
 90,400         Freddie Mac                                              4,590
 20,000         Golden West Financial Corporation                        1,600
 61,300         Goldman Sachs Group, Inc.                                5,134
 34,500         Hartford Financial Services Group, Inc.                  1,737
 30,510         Huntington Bancshares Incorporated                         596
259,300         J. P. Morgan Chase & Co.                                 8,863
 30,100         Janus Capital Group Inc.                                   494
 18,700         Jefferson-Pilot Corporation                                775
 37,400         John Hancock Financial Services, Inc.                    1,149
 55,200         KeyCorp                                                  1,395
 31,500         Lehman Brothers Holdings Inc.                            2,094
 23,000         Lincoln National Corporation                               820
 24,100         Loews Corporation                                        1,140
 69,800         Marsh & McLennan Companies, Inc.                         3,565
 28,300         Marshall & Ilsley Corporation                              865
 18,900         MBIA Inc.                                                  921
166,000         MBNA Corporation                                         3,460
 56,000         Mellon Financial Corporation                             1,554
117,200         Merrill Lynch & Co., Inc.                                5,471
 95,000         MetLife, Inc.                                            2,690
 13,100         MGIC Investment Corporation                                611
 19,700         Moody's Corporation                                      1,038
140,800         Morgan Stanley                                           6,019
 79,500         National City Corporation                                2,601
 21,000         North Fork Bancorporation, Inc.                            715
 28,600         Northern Trust Corporation                               1,195
 24,100         Plum Creek Timber Company, Inc.                            625
 36,900         PNC Financial Services Group, Inc.                       1,801
 41,600         Principal Financial Group, Inc.                          1,342
 28,200         Progressive Corporation                                  2,061
 37,500         Providian Financial Corporation *                          347
 73,700         Prudential Financial, Inc.                               2,480
 28,700         Regions Financial Corporation                              970
 18,000         SAFECO Corporation                                         635
 24,050         Simon Property Group, Inc.                                 939

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                FINANCIALS (CONTINUED)
 60,000         SLM Corporation                                    $     2,350
 44,800         SouthTrust Corporation                                   1,219
 29,400         St. Paul Companies, Inc.                                 1,073
 43,100         State Street Corporation                                 1,698
 36,600         SunTrust Banks, Inc.                                     2,172
 39,500         Synovus Financial Corp.                                    849
 15,900         T. Rowe Price Group Inc.                                   600
 15,400         Torchmark Corporation                                      574
130,829         Travelers Property Casualty Corp. - Class B              2,063
248,783         U. S. Bancorp                                            6,095
 25,700         Union Planters Corporation                                 798
 32,600         UnumProvident Corporation                                  437
176,800         Wachovia Corporation                                     7,065
123,050         Washington Mutual, Inc.                                  5,082
220,000         Wells Fargo & Company                                   11,088
 17,700         XL Capital Ltd. - Class A                                1,469
 11,800         Zions Bancorporation                                       597
                                                                   -----------
                                                                       238,947
                                                                   -----------
                HEALTH CARE - 14.9%
202,900         Abbott Laboratories                                      8,879
 19,600         Aetna Inc.                                               1,180
 16,800         Allergan, Inc.                                           1,295
 14,300         AmerisourceBergen Corporation                              992
167,377         Amgen Inc. *                                            11,121
 18,400         Anthem, Inc. *                                           1,420
 27,175         Applera Corp. - Applied Biosystems Group                   517
  6,900         Bausch & Lomb Incorporated                                 259
 77,100         Baxter International Inc.                                2,005
 33,000         Becton, Dickinson and Company                            1,282
 19,400         Biogen, Inc. *                                             737
 33,650         Biomet, Inc.                                               964
 53,000         Boston Scientific Corporation *                          3,238
251,500         Bristol-Myers Squibb Company                             6,828
  6,700         C. R. Bard, Inc.                                           478
 58,750         Cardinal Health, Inc.                                    3,778
 24,400         Chiron Corporation *                                     1,067
 18,200         CIGNA Corporation                                          854
146,000         Eli Lilly and Company                                   10,070
 47,100         Forest Laboratories, Inc. *                              2,579
 27,900         Genzyme Corporation *                                    1,166
 39,800         Guidant Corporation                                      1,767
 66,650         HCA Inc.                                                 2,135
 31,000         Health Management Associates, Inc. - Class A               572

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                HEALTH CARE (CONTINUED)
   21,100       Humana Inc. *                                      $       319
   31,700       IMS Health Incorporated                                    570
  385,772       Johnson & Johnson                                       19,944
   31,199       King Pharmaceuticals Inc. *                                460
   11,700       Manor Care, Inc. *                                         293
   37,800       McKesson Corporation                                     1,351
   32,700       MedImmune, Inc. *                                        1,189
  158,400       Medtronic Inc.                                           7,598
  291,700       Merck & Co., Inc.                                       17,662
    6,300       Millipore Corporation *                                    280
1,035,700       Pfizer Inc.                                             35,369
   13,700       Quest Diagnostics Incorporated *                           874
   15,400       Quintiles Transnational Corp. *                            219
  190,600       Schering-Plough Corporation                              3,545
   23,100       St. Jude Medical, Inc. *                                 1,328
   25,700       Stryker Corporation                                      1,783
   61,500       Tenet Healthcare Corporation *                             716
   79,000       UnitedHealth Group Incorporated                          3,970
   13,900       Watson Pharmaceuticals, Inc. *                             561
   19,400       Wellpoint Health Networks Inc. *                         1,635
  171,800       Wyeth                                                    7,826
   25,420       Zimmer Holdings, Inc. *                                  1,145
                                                                   -----------
                                                                       173,820
                                                                   -----------
                INDUSTRIALS - 10.4%
   50,700       3M Co.                                                   6,539
   27,100       Allied Waste Industries, Inc. *                            272
   25,525       American Power Conversion Corporation                      398
    9,450       American Standard Companies Inc. *                         699
   22,700       Apollo Group, Inc. - Class A *                           1,402
   14,300       Avery Dennison Corporation                                 718
  109,252       Boeing Company                                           3,749
   48,700       Burlington Northern Santa Fe Corporation                 1,385
   44,700       Caterpillar Inc.                                         2,488
  133,800       Cendant Corporation *                                    2,451
   22,200       Cintas Corporation                                         787
   12,100       Cooper Industries, Ltd. - Class A                          500
    7,700       Crane Co.                                                  174
   27,800       CSX Corporation                                            836
    5,400       Cummins, Inc.                                              194
   19,800       Danaher Corporation                                      1,347
   31,000       Deere & Company                                          1,417
   16,100       Delta Air Lines, Inc.                                      236
    7,500       Deluxe Corporation                                         336

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                INDUSTRIALS (CONTINUED)
   26,200       Dover Corporation                                  $       785
    9,500       Eaton Corporation                                          747
   54,700       Emerson Electric Co.                                     2,795
   18,500       Equifax Inc.                                               481
   38,700       FedEx Corp.                                              2,401
   10,500       Fluor Corporation                                          353
   26,000       General Dynamics Corporation                             1,885
1,292,736       General Electric Company                                37,076
   15,300       Goodrich Corporation                                       321
   23,200       H&R Block, Inc.                                          1,003
  111,200       Honeywell International Inc.                             2,986
   39,900       Illinois Tool Works Inc.                                 2,627
   22,000       Ingersoll-Rand Company                                   1,041
   11,900       ITT Industries, Inc.                                       779
   59,200       Lockheed Martin Corporation                              2,816
   63,900       Masco Corporation                                        1,524
    8,300       McDermott International, Inc. *                             53
   14,500       Monster Worldwide Inc. *                                   286
    8,900       Navistar International Corporation *                       290
   50,500       Norfolk Southern Corporation                               970
   23,746       Northrop Grumman Corporation                             2,049
   15,100       PACCAR Inc.                                              1,020
   16,000       Pall Corporation                                           360
   15,400       Parker-Hannifin Corporation                                647
   30,700       Pitney Bowes Inc.                                        1,179
   10,425       Power-One, Inc. *                                           75
   14,700       R. R. Donnelley & Sons Company                             384
   52,700       Raytheon Company                                         1,731
   22,500       Robert Half International Inc. *                           426
   24,200       Rockwell Automation, Inc.                                  577
   23,400       Rockwell Collins                                           576
    8,100       Ryder System, Inc.                                         207
  100,650       Southwest Airlines Co.                                   1,731
   17,700       Textron Inc.                                               691
    7,600       Thomas & Betts Corporation *                               110
  259,303       Tyco International Ltd.                                  4,922
   32,900       Union Pacific Corporation                                1,909
  146,100       United Parcel Service, Inc. - Class B                    9,307
   61,100       United Technologies Corporation                          4,328
   11,900       W. W. Grainger, Inc.                                       556
   77,400       Waste Management, Inc.                                   1,865
                                                                   -----------
                                                                       121,797
                                                                   -----------

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                INFORMATION TECHNOLOGY - 16.2%
104,225         ADC Telecommunications, Inc. *                     $       243
 30,000         Adobe Systems Incorporated                                 962
 44,625         Advanced Micro Devices, Inc. *                             286
 60,625         Agilent Technologies, Inc. *                             1,185
 49,700         Altera Corporation *                                       815
 47,300         Analog Devices, Inc. *                                   1,647
 12,800         Andrew Corporation *                                       118
 46,950         Apple Computer, Inc. *                                     898
214,500         Applied Materials, Inc. *                                3,402
 39,400         Applied Micro Circuits Corporation *                       238
 14,800         Autodesk, Inc.                                             239
 77,900         Automatic Data Processing, Inc.                          2,638
 48,403         Avaya Inc. *                                               313
 30,250         BMC Software, Inc. *                                       494
 35,800         Broadcom Corporation - Class A *                           892
 56,300         CIENA Corporation *                                        292
923,275         Cisco Systems, Inc. *                                   15,409
 22,300         Citrix Systems, Inc. *                                     454
 74,800         Computer Associates International, Inc.                  1,667
 24,400         Computer Sciences Corporation *                            930
 49,000         Compuware Corporation *                                    283
 24,425         Comverse Technology, Inc. *                                367
 66,100         Concord EFS, Inc. *                                        973
 22,600         Convergys Corporation *                                    362
155,775         Corning Incorporated *                                   1,151
335,000         Dell Computer Corporation *                             10,707
 18,600         Electronic Arts Inc. *                                   1,376
 61,900         Electronic Data Systems Corporation                      1,328
285,663         EMC Corporation *                                        2,991
 97,800         First Data Corporation                                   4,053
 24,950         Fiserv, Inc. *                                             889
 42,050         Gateway, Inc. *                                            154
396,755         Hewlett-Packard Company                                  8,451
860,628         Intel Corporation                                       17,887
219,700         International Business Machines Corporation             18,125
 26,700         Intuit Inc. *                                            1,189
 25,700         Jabil Circuit, Inc. *                                      568
183,850         JDS Uniphase Corporation *                                 645
 24,800         KLA-Tencor Corporation *                                 1,153
 16,400         Lexmark International, Inc. *                            1,161
 40,600         Linear Technology Corporation                            1,308
 48,325         LSI Logic Corporation *                                    342
532,940         Lucent Technologies Inc. *                               1,082

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
                INFORMATION TECHNOLOGY (CONTINUED)
   42,000       Maxim Integrated Products, Inc.                    $     1,436
   10,950       Mercury Interactive Corporation *                          423
   78,900       Micron Technology, Inc. *                                  918
1,390,200       Microsoft Corporation                                   35,603
   24,975       Molex Incorporated                                         674
  298,871       Motorola, Inc.                                           2,818
   23,600       National Semiconductor Corporation *                       465
   12,700       NCR Corporation *                                          325
   44,050       Network Appliance, Inc. *                                  714
   47,750       Novell, Inc. *                                             147
   19,500       Novellus Systems, Inc. *                                   714
   20,500       NVIDIA Corporation *                                       472
  684,948       Oracle Corporation *                                     8,233
   34,150       Parametric Technology Corporation *                        104
   48,800       Paychex, Inc.                                            1,430
   40,600       PeopleSoft, Inc. *                                         714
   16,400       PerkinElmer, Inc.                                          226
   21,800       PMC-Sierra, Inc. *                                         256
   12,250       QLogic Corporation *                                       592
  102,500       QUALCOMM Incorporated                                    3,664
   18,549       Sabre Holdings Corporation                                 457
   66,200       Sanmina-SCI Corporation *                                  418
   19,875       Scientific-Atlanta, Inc.                                   474
   63,100       Siebel Systems, Inc. *                                     602
  107,400       Solectron Corporation *                                    402
  414,975       Sun Microsystems, Inc. *                                 1,909
   36,700       SunGard Data Systems Inc. *                                951
   19,275       Symantec Corporation *                                     845
   29,950       Symbol Technologies, Inc.                                  390
   11,300       Tektronix, Inc. *                                          244
   53,500       Tellabs, Inc. *                                            351
   23,800       Teradyne, Inc. *                                           412
  225,000       Texas Instruments Incorporated                           3,960
   21,300       Thermo Electron Corporation *                              448
   42,300       Unisys Corporation *                                       519
   53,476       VERITAS Software Corporation *                           1,533
   16,800       Waters Corporation *                                       489
   95,600       Xerox Corporation *                                      1,012
   43,800       Xilinx, Inc. *                                           1,109
   76,875       Yahoo! Inc. *                                            2,518
                                                                   -----------
                                                                       188,638
                                                                   -----------

                See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
              MATERIALS - 2.7%
 29,500       Air Products and Chemicals, Inc.                      $     1,227
109,820       Alcoa Inc.                                                  2,800
 10,473       Allegheny Technologies Incorporated                            69
  7,400       Ball Corporation                                              337
  6,900       Bemis Company, Inc.                                           323
  7,600       Boise Cascade Corporation                                     182
118,398       Dow Chemical Company                                        3,666
129,200       E. I. du Pont de Nemours and Company                        5,380
 10,100       Eastman Chemical Company                                      320
 33,800       Ecolab Inc.                                                   865
 16,600       Engelhard Corporation                                         411
 18,900       Freeport-McMoRan Copper & Gold, Inc. - Class B                463
 32,438       Georgia-Pacific Group                                         615
  6,500       Great Lakes Chemical Corporation                              133
 14,200       Hercules Incorporated *                                       141
 12,300       International Flavors & Fragrances Inc.                       393
 62,226       International Paper Company                                 2,223
 13,600       Louisiana-Pacific Corporation *                               147
 25,925       MeadWestvaco Corporation                                      640
 33,895       Monsanto Company                                              733
 52,200       Newmont Mining Corporation                                  1,694
 10,200       Nucor Corporation                                             498
 20,600       Pactiv Corporation *                                          406
 11,600       Phelps Dodge Corporation *                                    445
 22,100       PPG Industries, Inc.                                        1,121
 21,000       Praxair, Inc.                                               1,262
 28,700       Rohm and Haas Company                                         891
 10,900       Sealed Air Corporation *                                      520
  9,300       Sigma-Aldrich Corporation                                     504
  7,000       Temple-Inland Inc.                                            300
 13,300       United States Steel Corporation                               218
 13,200       Vulcan Materials Company                                      489
 28,400       Weyerhaeuser Company                                        1,534
 11,200       Worthington Industries, Inc.                                  150
                                                                    -----------
                                                                         31,100
                                                                    -----------
              TELECOMMUNICATION SERVICES - 3.9%
 40,400       ALLTEL Corporation                                          1,948
100,221       AT&T Corp.                                                  1,929
351,809       AT&T Wireless Services Inc. *                               2,888
241,700       BellSouth Corporation                                       6,437
 18,600       CenturyTel, Inc.                                              648
 36,600       Citizens Communications Company *                             472
133,450       Nextel Communications, Inc. - Class A *                     2,413

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                             VALUE (000'S)
------                                                             -------------
              TELECOMMUNICATION SERVICES (CONTINUED)
220,364       Qwest Communications International Inc. *            $     1,053
431,356       SBC Communications Inc.                                   11,021
116,350       Sprint Corp. - FON Group                                   1,676
129,500       Sprint Corp. - PCS Group *                                   745
355,718       Verizon Communications Inc.                               14,033
                                                                   -----------
                                                                        45,263
                                                                   -----------
              UTILITIES - 3.0%
 70,700       AES Corporation  *                                           449
 16,400       Allegheny Energy, Inc. *                                     139
 20,700       Ameren Corporation                                           913
 50,500       American Electric Power Company, Inc.                      1,506
 49,200       Calpine Corporation *                                        325
 39,500       CenterPoint Energy, Inc.                                     322
 21,900       Cinergy Corp.                                                806
 18,700       CMS Energy Corporation *                                     152
 27,700       Consolidated Edison, Inc.                                  1,199
 21,400       Constellation Energy Group                                   734
 39,917       Dominion Resources, Inc.                                   2,566
 21,800       DTE Energy Company                                           842
115,900       Duke Energy Corporation                                    2,312
 48,200       Dynegy Inc. - Class A *                                      202
 42,300       Edison International *                                       695
 78,236       El Paso Corporation                                          632
 28,800       Entergy Corporation                                        1,520
 41,950       Exelon Corporation                                         2,509
 38,580       FirstEnergy Corp.                                          1,483
 23,700       FPL Group, Inc.                                            1,584
 20,400       KeySpan Corporation                                          723
 15,900       Kinder Morgan, Inc.                                          869
 52,123       Mirant Corporation *                                         151
  5,700       NICOR Inc.                                                   212
 33,653       NiSource Inc.                                                639
  4,600       Peoples Energy Corporation                                   197
 52,900       PG&E Corporation *                                         1,119
 11,800       Pinnacle West Capital Corporation                            442
 21,400       PPL Corporation                                              920
 30,753       Progress Energy, Inc.                                      1,350
 28,800       Public Service Enterprise Group Incorporated               1,217
 26,700       Sempra Energy                                                762
 92,700       Southern Company                                           2,889
 22,900       TECO Energy, Inc.                                            275
 41,800       TXU Corporation                                              938
 67,000       Williams Companies, Inc.                                     529

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

SHARES                                                                 VALUE (000'S)
------                                                                 -------------
                UTILITIES (CONTINUED)
 51,735         Xcel Energy, Inc.                                       $       778
                                                                        -----------
                                                                             34,900
                                                                        -----------

                  Total common stocks (cost $1,060,895)                   1,168,998
                                                                        -----------
CONTRACTS
                PUT OPTIONS - 0.9%
  3,706         On S&P 500 Index expiring August 16, 2003 at 875              1,482
  3,706         On S&P 500 Index expiring September 20, 2003 at 875           3,373
  4,585         On S&P 500 Index expiring September 20, 2003 at 900           5,777
                                                                        -----------

                  Total put options (cost $9,795)                            10,632
                                                                        -----------
                REPURCHASE AGREEMENT - 1.4% **
                0.90% repurchase agreement with U. S. Bank, N. A.
                  dated June 30, 2003, due July 1, 2003
                  (repurchase proceeds $17,021)                              17,021
                                                                        -----------
                  Total common stocks, put options and repurchase
                     agreement - 102.5%                                   1,196,651
                                                                        -----------

                CALL OPTIONS - (2.2%) ***
 (2,861)        On S&P 500 Index expiring July 19, 2003 at 950               (8,969)
 (4,429)        On S&P 500 Index expiring July 19, 2003 at 975               (6,621)
 (3,270)        On S&P 500 Index expiring August 16, 2003 at 975             (7,930)
 (1,437)        On S&P 500 Index expiring August 16, 2003 at 995             (2,156)
                                                                        -----------
                  Total call options outstanding (premiums received
                     $43,601)                                               (25,676)
                                                                        -----------

                OTHER ASSETS AND LIABILITIES, NET - (0.3%)                   (3,935)
                                                                        -----------

                NET ASSETS - 100.0%                                     $ 1,167,040
                                                                        ===========

*     Non-income producing.

**    Repurchase agreement fully collateralized by U. S.
      Government Agency obligations.

*** The aggregate value of investments that covers outstanding call options is $1,168,998,000.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
         STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)

                                                                     (000's)
ASSETS:
Common stocks, at value (cost $1,060,895)                          $ 1,168,998
Put options, at value (cost $9,795)                                     10,632
Repurchase agreement                                                    17,021
Receivable for Fund shares sold                                          1,920
Dividends and interest receivable                                        1,466
Other assets                                                                58
                                                                   -----------
   Total assets                                                      1,200,095
                                                                   -----------

LIABILITIES:
Call options outstanding, at value (premiums received $43,601)          25,676
Payable for Fund shares redeemed                                         6,960
Accrued distribution expenses                                              323
Accrued investment advisory and management fees                             52
Other accrued expenses and liabilities                                      44
                                                                   -----------
   Total liabilities                                                    33,055
                                                                   -----------

NET ASSETS                                                         $ 1,167,040
                                                                   ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 1,153,371
Undistributed net investment income                                      4,780
Accumulated net realized loss on investment transactions              (117,976)
Net unrealized appreciation on investments                             126,865
                                                                   -----------
   Net assets                                                      $ 1,167,040
                                                                   ===========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                   53,108
                                                                   ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                      $     21.97
                                                                   ===========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                          (000's)
INVESTMENT INCOME:
Dividends                                                                $   9,798
Interest                                                                       237
                                                                         ---------
   Total investment income                                                  10,035
                                                                         ---------

EXPENSES:
Investment advisory and management fees                                      3,248
Distribution expenses                                                        1,846
Standard & Poor's licensing fees                                                50
Trustees' fees                                                                  42
Professional fees                                                               40
Custodian fees                                                                  30
Insurance expense                                                               23
Registration fees                                                               21
Other expenses                                                                  24
                                                                         ---------
   Total expenses                                                            5,324
                                                                         ---------

NET INVESTMENT INCOME                                                        4,711
                                                                         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
REALIZED LOSS ON INVESTMENT TRANSACTIONS:
Common stocks                                                              (15,222)
Put options expired and closed                                             (40,369)
Call options expired and closed                                            (29,108)
                                                                         ---------
   Net realized loss on investment transactions                            (84,699)
                                                                         ---------

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Common stocks                                                              135,105
Put options                                                                  6,951
Call options                                                                 2,218
                                                                         ---------
   Net change in unrealized appreciation/depreciation on investments       144,274
                                                                         ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             59,575
                                                                         ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $  64,286
                                                                         =========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              (000's)

                                                                            Six Months          Year
                                                                              Ended            Ended
                                                                          June 30, 2003     December 31,
                                                                           (Unaudited)          2002
                                                                          -------------     ------------
FROM OPERATIONS:
Net investment income                                                      $     4,711      $     7,842
Net realized gain (loss) on investment transactions                            (84,699)          45,567
Net change in unrealized appreciation/depreciation on investments              144,274         (124,164)
                                                                           -----------      -----------
   Net increase (decrease) in net assets from operations                        64,286          (70,755)
                                                                           -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                          --           (7,816)
                                                                           -----------      -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                      205,933          364,690
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                                    --            6,936
Payments for shares redeemed                                                  (171,627)        (509,738)
                                                                           -----------      -----------
   Net increase (decrease) in net assets from Fund shares transactions          34,306         (138,112)
                                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                                           98,592         (216,683)

NET ASSETS:
Beginning of period                                                          1,068,448        1,285,131
                                                                           -----------      -----------
End of period                                                              $ 1,167,040      $ 1,068,448
                                                                           ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME                                        $     4,780      $        69
                                                                           ===========      ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                                      9,713           17,144
Shares issued in reinvestment of distributions to shareholders                      --              334
Shares redeemed                                                                 (8,073)         (24,465)
                                                                           -----------      -----------
   Net increase (decrease) in Fund shares outstanding                            1,640           (6,987)
Shares outstanding, beginning of period                                         51,468           58,455
                                                                           -----------      -----------
Shares outstanding, end of period                                               53,108           51,468
                                                                           ===========      ===========

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
    FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
                                   EACH PERIOD

                                          Six Months
                                            Ended
                                           June 30,                           Year Ended December 31,
                                             2003        --------------------------------------------------------------------
                                         (Unaudited)         2002           2001           2000         1999         1998
                                      -----------------  -------------  -------------  ------------  -----------  -----------
BEGINNING NET ASSET VALUE             $       20.76      $     21.98    $     22.92    $     23.67   $    21.02   $    18.85
                                      -------------      -----------    -----------    -----------   ----------   ----------

INVESTMENT OPERATIONS:
Net investment income                          0.09             0.15           0.11           0.08         0.07         0.12
Net gain (loss) on investments                 1.12            (1.22)         (0.92)          1.49         2.65         2.18
                                      -------------      -----------    -----------    -----------   ----------   ----------
   Total from investment operations            1.21            (1.07)         (0.81)          1.57         2.72         2.30
                                      -------------      -----------    -----------    -----------   ----------   ----------

DISTRIBUTIONS:
Dividends from net investment income             --            (0.15)         (0.11)         (0.08)       (0.07)       (0.12)
Distributions from net realized gain             --               --          (0.02)         (2.24)          --        (0.01)
                                      -------------      -----------    -----------    -----------   ----------   ----------
   Total distributions                           --            (0.15)         (0.13)         (2.32)       (0.07)       (0.13)
                                      -------------      -----------    -----------    -----------   ----------   ----------

ENDING NET ASSET VALUE                $       21.97      $     20.76    $     21.98    $     22.92   $    23.67   $    21.02
                                      =============      ===========    ===========    ===========   ==========   ==========

TOTAL RETURN                                   5.83%(1)        (4.86%)        (3.53%)         6.61%       12.97%       12.26%

ENDING NET ASSETS (000'S)             $   1,167,040      $ 1,068,448    $ 1,285,131    $ 1,491,052   $  922,128   $  464,200

AVERAGE NET ASSETS RATIOS:
Total expenses                                 0.97%(2)         0.97%          0.97%          0.98%        0.98%        0.99%
Net investment income                          0.85%(2)         0.66%          0.43%          0.33%        0.37%        0.66%

PORTFOLIO TURNOVER RATE                          10%(2)           13%            18%            22%          11%          12%

(1) Unannualized.

(2) Annualized.

                 See accompanying notes to financial statements.

                                  GATEWAY FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1.       SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Gateway Fund (the Fund) are included in this report. The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling index call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market and which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

                                  GATEWAY FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $69,000 and a net capital loss carryforward expiring December 31, 2010 of $2,865,000. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2002. There were no differences between the book basis and tax basis of distributions paid for the year ended December 31, 2002.

At June 30, 2003, based on a $1,047,344,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $191,505,000 and gross unrealized depreciation totaled $84,895,000.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows for the payment of distribution expenses related to the sale and distribution of its shares. In any year, distribution expenses cannot exceed 0.50% of the Fund's average daily net assets. The Fund also pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.925% of the Fund's average daily net assets minus all distribution expenses incurred by the Fund. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Funds's expenses of reporting to shareholders under the Management Agreement.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.50% of the Fund's average daily net assets, the Adviser has agreed to reduce its fee as necessary to limit the Fund's expenses to this level.

For the six months ended June 30, 2003, the Fund paid $111,000 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

                                  GATEWAY FUND
            NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

3.       INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases of investment securities (excluding short-term investments) totaled $102,128,000 and proceeds from sales totaled $52,426,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the six months ended June 30, 2003, transactions in written options were as follows:

                                     Contracts   Premiums(000's)
                                     ---------   ---------------
Outstanding at December 31, 2002      11,361        $  24,888
Options written                       44,753          110,715
Options terminated in closing
     purchase transactions           (37,088)         (81,168)
Options expired                       (7,029)         (10,834)
                                     -------        ---------
Outstanding at June 30, 2003          11,997        $  43,601
                                     =======        =========

4.       BANK LINE OF CREDIT

The Fund has an uncommitted $55 million bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, expiring October 31, 2003, bear interest at the bank's prime rate minus 0.50%. There are no fees associated with maintaining this facility. During the six months ended June 30, 2003, there were no borrowings on this line of credit.

                                   WEB SITE:

               For general information regarding the Gateway Fund,
                        visit us at www.gatewayfund.com


                                  AFFORDABILITY

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts

                                   CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

                                   FLEXIBILITY

                   Available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

                                                      [CINCINNATI FUND(R) LOGO]

       [CINCINNATI FUND(R) LOGO]                         SEMI-ANNUAL REPORT
P. O. BOX 5211 CINCINNATI, OHIO 45201-5211                  JUNE 30, 2003
             (800) 354-5525                                  (UNAUDITED)

                               CINCINNATI FUND(R)

                   Total Returns - June 30, 2003 (Unaudited)

                               Average Annual Total Return
                      ---------------------------------------------    6/30/03
                       One      Three      Five     Since Inception     Price
                       Year     Years      Years      on 11/7/94      Per Share
                       ----     -----      -----    ---------------   ---------
CINCINNATI FUND(R)    (6.87%)   (0.81%)   (1.75%)        8.70%         $ 16.26

S&P 500 Index          0.25%   (11.19%)   (1.61%)

Russell 2000 Index    (1.64%)   (3.30%)    0.97%

                                  Cumulative Total Return
                      -----------------------------------------------
                       One        Three      Five     Since Inception
                       Year       Years      Years      on 11/7/94
                       ----       -----      -----    ---------------
CINCINNATI FUND(R)    (6.87%)    (2.40%)    (8.46%)       105.75%

S&P 500 Index          0.25%    (29.96%)    (7.79%)

Russell 2000 Index    (1.64%)    (9.58%)     4.92%

Data sources throughout this report: Gateway Investment Advisers, L.P. and Thomson Financial.

Performance data throughout this report represents past performance. The total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

This report must be preceded by or accompanied by a prospectus.

                               CINCINNATI FUND(R)

                             Letter to Shareholders

Dear Shareholder:

It appears the bear market is finally over. The modest rally which began in late March of this year blossomed in April as the war in Iraq dropped off the front pages. With global uncertainty diminishing, investors began to focus on the economic impact of a continued easing of monetary policy by the Federal Reserve Board and increased fiscal stimulus via the tax cut.

For the first six months of 2003, the S&P 500 Index produced a total return of 11.75%. The rally off the March bottom was led predominately by technology shares, as evidenced by the terrific 21.51% total return of the NASDAQ Composite Index. Lacking many of those large-capitalization technology stocks, the Cincinnati Fund(R) produced a total return of 5.38% for the first half of this year.

However, the small representation of technology in the portfolio certainly helped insulate the Cincinnati Fund from the damage most investors incurred during the great bear market which started near the beginning of 2000. The Greater Cincinnati Area's mix of "old economy" manufacturing firms and financial companies led to its relatively strong performance during those difficult times. For the three and one-half years ended June 30, 2003, the Cincinnati Fund declined by 7.57%. This compares to the S&P 500 Index declining by 30.26% and the NASDAQ Composite Index dropping by an amazing 60.12%. The Cincinnati Fund's relative steadiness in performance, as compared to these indexes, is evident in the following table:

                                                          FIRST HALF
                       2000          2001      2002          2003
                       ----          ----      ----          ----
Cincinnati Fund(R)      2.92%       (1.79%)   (13.22%)      5.38%

S&P 500 Index          (9.10%)     (11.88%)   (22.09%)     11.75%

NASDAQ Composite      (39.29%)     (21.05%)   (31.53%)     21.51%

Performance data represents past performance. The total return figures shown assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                               CINCINNATI FUND(R)

                             Letter to Shareholders

                              TOP STOCK PERFORMER

The Cincinnati Fund's best-performing stock in the first six months of 2003 was Cincinnati Bell Inc. One of Greater Cincinnati's largest employers, this local telephone company certainly has had a volatile existence during the past five years.

In December 1998, the company spun off its two most profitable business units, Matrixx Marketing and Cincinnati Bell Information Systems, to form the newly created Convergys Corporation (also owned by the Fund as of June 30, 2003). Cincinnati Bell's strategic goal was to focus on two areas of the telecommunication industry with potentially faster growth -- internet services and fiber optic networks. The company's decision to buy or build a national fiber optic network was driven by a desire to transform Cincinnati Bell from a regional telephone company into a national leader in providing long distance and data transmission to business customers.

In July 1999, the company announced its acquisition of IXC Communications, an Austin, Texas company, which was in the process of building an 18,000-mile fiber optic network across the United States. The $3.2 billion purchase price for IXC was financed significantly with debt totaling $2.5 billion. Cincinnati Bell then changed its name to Broadwing, Inc. in an effort to identify itself to the investor community as a more progressive company. Unfortunately, the strategic focus on internet services and the broadband network proved to be a failure. The huge overcapacity in broadband services pushed many companies in the industry into bankruptcy.

Recognizing a change was necessary, Broadwing decided to go back to its roots by focusing on its core business -- providing local exchange and wireless telephone services to residential and business customers located predominantly in the Greater Cincinnati Area. As a result, Broadwing sold its national broadband network late last year and changed its name back to Cincinnati Bell in May 2003. Due mainly to its unsuccessful venture into broadband, the company's stock fell by 77% from the end of 1998 to the beginning of this year. However, even with company debt still hovering around $2.5 billion, investors are clearly excited about Cincinnati Bell's move back to its traditional business, pushing its stock up 90.34% in the first six months of 2003.

------------------------------------
         TOP FIVE PERFORMERS
  JANUARY 1, 2003 - JUNE 30, 2003
     (PRICE APPRECIATION ONLY)
------------------------------------
Cincinnati Bell Inc.          90.34%

NS Group, Inc.                49.54%

Omnicare, Inc.                41.80%

Meridian Bioscience, Inc.     32.41%

Multi-Color Corporation       30.54%

-----------------------------------------
            TOP FIVE HOLDINGS
           AS OF JUNE 30, 2003
     (AS A PERCERTAGE OF NET ASSETS)
-----------------------------------------
Procter & Gamble Company            7.30%

Fifth Third Bancorp                 6.62%

U. S. Bancorp                       5.86%

E. W. Scripps Company - Class A     5.71%

Cinergy Corp.                       5.66%

                               CINCINNATI FUND(R)

                             Letter to Shareholders

As shown on the graph below, the Cincinnati Fund is still dominated by the financial sector, representing 30.3% of the Fund's net asssets as of June 30, 2003.

                                   [PIE CHART]

Health Care                   5.6%
Telecommunication Services    1.4%
Industrials                  16.5%
Materials                     0.7%
Consumer Discretionary       18.8%
Utilities                     5.7%
Cash and Other                1.3%
Information Technology        5.3%
Consumer Staples             12.8%
Energy                        1.6%
Financials                   30.3%

As always, we appreciate your support and continued confidence.

/s/ Walter G. Sall

Walter G. Sall
Chairman

/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

                               CINCINNATI FUND(R)

                             Letter to Shareholders

                         GROWTH OF A $10,000 INVESTMENT
               NOVEMBER 7, 1994 (INCEPTION DATE) - JUNE 30, 2003

[PERFORMANCE GRAPH]

CINCINNATI FUND            S&P 500 INDEX       RUSSELL 2000 INDEX
-----------------------------------------------------------------
   $10,000.00               $10,000.00             $10,000.00
-----------------------------------------------------------------
   $ 9,780.00               $ 9,635.80             $ 9,596.00
-----------------------------------------------------------------
   $ 9,910.00               $ 9,778.70             $ 9,854.13
-----------------------------------------------------------------
   $10,070.00               $10,032.26             $ 9,729.97
-----------------------------------------------------------------
   $10,350.00               $10,422.52             $10,134.74
-----------------------------------------------------------------
   $10,620.00               $10,730.08             $10,309.05
-----------------------------------------------------------------
   $10,930.00               $11,045.55             $10,537.92
-----------------------------------------------------------------
   $11,290.03               $11,486.27             $10,719.17
-----------------------------------------------------------------
   $11,650.07               $11,753.09             $11,275.49
-----------------------------------------------------------------
   $12,099.77               $12,142.12             $11,924.96
-----------------------------------------------------------------
   $12,310.30               $12,172.60             $12,171.81
-----------------------------------------------------------------
   $12,739.93               $12,686.28             $12,389.68
-----------------------------------------------------------------
   $12,689.93               $12,640.99             $11,835.86
-----------------------------------------------------------------
   $13,169.61               $13,194.66             $12,332.97
-----------------------------------------------------------------
   $13,407.98               $13,448.79             $12,658.56
-----------------------------------------------------------------
   $13,459.07               $13,906.59             $12,644.64
-----------------------------------------------------------------
   $13,918.97               $14,035.50             $13,039.15
-----------------------------------------------------------------
   $14,542.26               $14,170.67             $13,305.15
-----------------------------------------------------------------
   $14,552.44               $14,379.54             $14,016.97
-----------------------------------------------------------------
   $14,920.33               $14,749.10             $14,569.24
-----------------------------------------------------------------
   $14,767.10               $14,805.29             $13,970.45
-----------------------------------------------------------------
   $13,929.80               $14,151.19             $12,750.83
-----------------------------------------------------------------
   $14,542.99               $14,449.64             $13,491.65
-----------------------------------------------------------------
   $15,156.12               $15,261.71             $14,019.17
-----------------------------------------------------------------
   $14,869.98               $15,682.63             $13,803.28
-----------------------------------------------------------------
   $15,922.62               $16,866.67             $14,371.97
-----------------------------------------------------------------
   $16,087.10               $16,532.54             $14,748.52
-----------------------------------------------------------------
   $16,452.76               $17,564.17             $15,043.49
-----------------------------------------------------------------
   $16,619.92               $17,702.93             $14,679.44
-----------------------------------------------------------------
   $16,275.23               $16,977.11             $13,986.57
-----------------------------------------------------------------
   $16,515.45               $17,988.94             $14,025.73
-----------------------------------------------------------------
   $17,183.99               $19,082.67             $15,585.39
-----------------------------------------------------------------
   $17,821.18               $19,937.57             $16,254.00
-----------------------------------------------------------------
   $18,730.06               $21,522.61             $17,009.81
-----------------------------------------------------------------
   $18,301.70               $20,316.91             $17,399.34
-----------------------------------------------------------------
   $19,315.06               $21,428.25             $18,672.97
-----------------------------------------------------------------
   $19,158.42               $20,711.69             $17,853.23
-----------------------------------------------------------------
   $19,889.70               $21,670.43             $17,737.18
-----------------------------------------------------------------
   $20,749.33               $22,042.51             $18,047.58
-----------------------------------------------------------------
   $20,608.23               $22,284.98             $17,762.43
-----------------------------------------------------------------
   $21,723.34               $23,892.17             $19,075.07
-----------------------------------------------------------------
   $22,881.20               $25,115.69             $19,860.97
-----------------------------------------------------------------
   $22,640.72               $25,368.36             $19,970.20
-----------------------------------------------------------------
   $22,006.55               $24,932.27             $18,893.81
-----------------------------------------------------------------
   $22,476.61               $25,945.02             $18,933.49
-----------------------------------------------------------------
   $21,689.48               $25,670.01             $17,399.87
-----------------------------------------------------------------
   $18,672.26               $21,963.26             $14,020.82
-----------------------------------------------------------------
   $19,361.08               $23,370.22             $15,118.65
-----------------------------------------------------------------
   $20,858.85               $25,271.16             $15,735.49
-----------------------------------------------------------------
   $21,667.75               $26,802.84             $16,560.03
-----------------------------------------------------------------
   $23,216.78               $28,347.22             $17,585.09
-----------------------------------------------------------------
   $23,116.49               $29,532.70             $17,818.98
-----------------------------------------------------------------
   $22,581.80               $28,614.83             $16,375.64
-----------------------------------------------------------------
   $22,370.21               $29,759.71             $16,631.10
-----------------------------------------------------------------
   $23,473.06               $30,912.30             $18,121.24
-----------------------------------------------------------------
   $23,294.90               $30,182.46             $18,385.82
-----------------------------------------------------------------
   $23,239.23               $31,857.59             $19,216.85
-----------------------------------------------------------------
   $22,760.27               $30,863.63             $18,690.31
-----------------------------------------------------------------
   $21,902.43               $30,709.31             $17,998.77
-----------------------------------------------------------------
   $20,832.94               $29,867.57             $18,002.37
-----------------------------------------------------------------
   $21,745.42               $31,757.59             $18,074.38
-----------------------------------------------------------------
   $21,801.09               $32,403.22             $19,153.42
-----------------------------------------------------------------
   $22,256.73               $34,311.77             $21,321.59
-----------------------------------------------------------------
   $21,212.89               $32,589.32             $20,978.31
-----------------------------------------------------------------
   $19,653.74               $31,973.38             $24,441.83
-----------------------------------------------------------------
   $21,707.56               $35,100.38             $22,831.11
-----------------------------------------------------------------
   $21,785.70               $34,043.86             $21,456.68
-----------------------------------------------------------------
   $21,739.95               $33,345.96             $20,205.76
-----------------------------------------------------------------
   $21,079.06               $34,169.60             $21,967.70
-----------------------------------------------------------------
   $20,967.34               $33,636.56             $21,260.34
-----------------------------------------------------------------
   $22,323.93               $35,725.39             $22,882.50
-----------------------------------------------------------------
   $22,256.96               $33,839.09             $22,209.76
-----------------------------------------------------------------
   $22,021.03               $33,696.96             $21,219.20
-----------------------------------------------------------------
   $21,582.81               $31,041.64             $19,039.99
-----------------------------------------------------------------
   $22,905.84               $31,193.75             $20,675.52
-----------------------------------------------------------------
   $23,212.78               $32,301.12             $21,752.72
-----------------------------------------------------------------
   $22,353.91               $29,358.49             $20,325.74
-----------------------------------------------------------------
   $21,629.64               $27,500.10             $19,331.81
-----------------------------------------------------------------
   $22,538.08               $29,634.11             $20,843.56
-----------------------------------------------------------------
   $23,937.70               $29,832.66             $21,356.31
-----------------------------------------------------------------
   $23,803.65               $29,107.72             $22,093.10
-----------------------------------------------------------------
   $23,827.45               $28,822.47             $20,897.87
-----------------------------------------------------------------
   $22,795.72               $27,021.06             $20,222.87
-----------------------------------------------------------------
   $21,174.95               $24,840.46             $17,500.87
-----------------------------------------------------------------
   $20,217.84               $25,314.92             $18,524.67
-----------------------------------------------------------------
   $21,629.04               $27,256.57             $19,958.48
-----------------------------------------------------------------
   $22,496.37               $27,496.43             $21,189.92
-----------------------------------------------------------------
   $22,206.17               $27,094.98             $20,969.54
-----------------------------------------------------------------
   $22,434.89               $26,572.05             $20,394.97
-----------------------------------------------------------------
   $23,751.82               $27,571.16             $22,034.73
-----------------------------------------------------------------
   $23,687.69               $25,900.34             $22,235.25
-----------------------------------------------------------------
   $23,131.03               $25,711.27             $21,248.00
-----------------------------------------------------------------
   $22,092.44               $23,880.63             $20,194.10
-----------------------------------------------------------------
   $20,181.45               $22,020.33             $17,144.79
-----------------------------------------------------------------
   $20,155.21               $22,163.46             $17,101.93
-----------------------------------------------------------------
   $18,321.09               $19,756.51             $15,874.01
-----------------------------------------------------------------
   $19,182.18               $21,493.10             $16,383.57
-----------------------------------------------------------------
   $19,980.16               $22,756.90             $17,844.98
-----------------------------------------------------------------
   $19,524.61               $21,421.07             $16,851.02
-----------------------------------------------------------------
   $18,677.24               $20,861.98             $16,384.24
-----------------------------------------------------------------
   $18,171.09               $20,549.05             $15,889.44
-----------------------------------------------------------------
   $17,931.23               $20,748.38             $16,094.41
-----------------------------------------------------------------
   $19,172.07               $22,455.97             $17,620.16
-----------------------------------------------------------------
   $20,525.62               $23,637.15             $19,510.81
-----------------------------------------------------------------
   $20,576.93               $23,939.71             $19,863.95
-----------------------------------------------------------------

---------------------------------
       CINCINNATI FUND
  AVERAGE ANNUAL TOTAL RETURNS
     AS OF JUNE 30, 2003
---------------------------------
One Year                   (6.87%)

Five Years                 (1.75%)

Life of Fund                8.70%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                               CINCINNATI FUND(R)
              Portfolio of Investments - June 30, 2003 (Unaudited)

SHARES                                                             VALUE
------                                                             -----
         COMMON STOCKS - 98.7%
         CONSUMER DISCRETIONARY - 18.8%
 7,422   Clear Channel Communications, Inc. *                   $  314,619
 5,900   E. W. Scripps Company - Class A                           523,448
 5,000   Federated Department Stores, Inc.                         184,250
 7,058   Ford Motor Company                                         77,567
 6,490   Frisch's Restaurants, Inc.                                116,820
 2,300   Gannett Co., Inc.                                         176,663
 1,600   General Motors Corporation                                 57,600
 5,700   Harte-Hanks, Inc.                                         108,300
15,025   Pomeroy IT Solutions, Inc. *                              166,177
                                                                ----------
                                                                 1,725,444
                                                                ----------
         CONSUMER STAPLES - 12.8%
   200   J. M. Smucker Company                                       7,978
29,900   Kroger Co. *                                              498,732
 7,500   Procter & Gamble Company                                  668,850
                                                                ----------
                                                                 1,175,560
                                                                ----------
         ENERGY - 1.6%
 4,700   Ashland Inc.                                              144,196
                                                                ----------

         FINANCIALS - 30.3%
 8,300   American Financial Group, Inc.                            189,240
10,529   Cincinnati Financial Corporation                          390,521
11,300   Duke Realty Corporation                                   311,315
10,572   Fifth Third Bancorp                                       606,198
 2,046   First Financial Bancorp                                    32,736
 2,300   Great American Financial Resources, Inc.                   30,153
 3,804   KeyCorp                                                    96,127
11,200   Midland Company                                           248,752
 3,000   Ohio Casualty Corporation *                                39,540
 1,700   PNC Financial Services Group, Inc.                         82,977
 8,125   Provident Financial Group, Inc.                           208,244
21,900   U. S. Bancorp                                             536,550
                                                                ----------
                                                                 2,772,353
                                                                ----------
         HEALTH CARE - 5.6%
 5,100   Johnson & Johnson                                         263,670
 4,700   Kendle International Inc. *                                29,140
 9,522   Meridian Bioscience, Inc.                                  86,745
 4,000   Omnicare, Inc.                                            135,160
                                                                ----------
                                                                   514,715
                                                                ----------

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
              Portfolio of Investments - June 30, 2003 (Unaudited)

SHARES                                                            VALUE
------                                                            -----
         INDUSTRIALS - 16.5%
11,600   Cintas Corporation                                     $  411,104
 2,700   Delta Air Lines, Inc.                                      39,636
15,900   General Electric Company                                  456,012
 4,100   Milacron Inc.                                              20,049
 6,000   Multi-Color Corporation *                                 132,600
11,800   Roto-Rooter, Inc.                                         450,052
                                                                ----------
                                                                 1,509,453
                                                                ----------
         INFORMATION TECHNOLOGY - 5.3%
13,200   Convergys Corporation *                                   211,200
24,550   LSI Industries Inc.                                       272,505
                                                                ----------
                                                                   483,705
                                                                ----------
         MATERIALS - 0.7%
 2,000   AK Steel Holding Corporation *                              7,240
 6,000   NS Group, Inc. *                                           58,500
                                                                ----------
                                                                    65,740
                                                                ----------
         TELECOMMUNICATION SERVICES - 1.4%
   260   AT&T Corp.                                                  5,005
18,700   Cincinnati Bell Inc. *                                    125,290
                                                                ----------
                                                                   130,295
                                                                ----------
         UTILITIES - 5.7%
14,100   Cinergy Corp.                                             518,739
                                                                ----------

           Total common stocks (cost $5,659,831)                 9,040,200

         OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%              122,908
                                                                ----------

         NET ASSETS - 100.0%                                    $9,163,108
                                                                ==========

* Non-income producing.

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
         Statement of Assets and Liabilities - June 30, 2003 (Unaudited)

ASSETS:
Common stocks, at value (cost $5,659,831)                       $9,040,200
Cash                                                               110,767
Dividends receivable                                                15,857
Other assets                                                         5,886
                                                                ----------
   Total assets                                                  9,172,710
                                                                ----------

LIABILITIES:
Payable for Fund shares redeemed                                     5,079
Other accrued expenses and liabilities                               4,523
                                                                ----------
   Total liabilities                                                 9,602
                                                                ----------

NET ASSETS                                                      $9,163,108
                                                                ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                 $5,718,706
Undistributed net investment income                                 24,694
Accumulated net realized gain on investment transactions            39,339
Net unrealized appreciation on investments                       3,380,369
                                                                ----------
   Net assets                                                   $9,163,108
                                                                ==========

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)              563,658
                                                                ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                   $    16.26
                                                                ==========

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
  Statement of Operations - For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                       $  92,900
Interest                                                              643
                                                                ---------
   Total investment income                                         93,543
                                                                ---------

EXPENSES:
Transfer agent and accounting fees                                 39,000
Investment advisory and management fees                            21,542
Reports to shareholders                                             6,827
Professional fees                                                   5,863
Trustees' fees                                                      5,340
Registration fees                                                   4,164
Custodian fees                                                      3,724
Insurance expense                                                   1,642
Other expenses                                                      2,450
                                                                ---------
   Total expenses                                                  90,552
Investment advisory and management fees waived                    (15,156)
                                                                ---------
   Net expenses                                                    75,396
                                                                ---------

NET INVESTMENT INCOME                                              18,147
                                                                ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions                       49,482
Net increase in unrealized appreciation on investments            385,771
                                                                ---------
   Net realized and unrealized gain on investments                435,253
                                                                ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                      $ 453,400
                                                                =========

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
                       Statements of Changes in Net Assets

                                                                Six Months         Year
                                                                   Ended           Ended
                                                              June 30, 2003     December 31,
                                                               (Unaudited)          2002
                                                              -------------     ------------
FROM OPERATIONS:
Net investment income                                          $   18,147       $     6,547
Net realized gain (loss) on investment transactions                49,482           (10,143)
Net increase (decrease) in unrealized appreciation
   on investments                                                 385,771        (1,390,702)
                                                               ----------       -----------
   Net increase (decrease) in net assets from operations          453,400        (1,394,298)
                                                               ----------       -----------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                          87,279           479,024
Payments for shares redeemed                                     (394,479)         (946,189)
                                                               ----------       -----------
   Net decrease in net assets from Fund shares transactions      (307,200)         (467,165)
                                                               ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS                             146,200        (1,861,463)

NET ASSETS:
Beginning of period                                             9,016,908        10,878,371
                                                               ----------       -----------
End of period                                                  $9,163,108       $ 9,016,908
                                                               ==========       ===========

UNDISTRIBUTED NET INVESTMENT INCOME                            $   24,694       $     6,547
                                                               ==========       ===========

FUND SHARE TRANSACTIONS:
Shares sold                                                         5,796            27,526
Shares redeemed                                                   (26,523)          (55,144)
                                                               ----------       -----------
   Net decrease in Fund shares outstanding                        (20,727)          (27,618)
Shares outstanding, beginning of period                           584,385           612,003
                                                               ----------       -----------
Shares outstanding, end of period                                 563,658           584,385
                                                               ==========       ===========

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
          Financial Highlights - Per Share Data For a Share Outstanding

                                           Six Months
                                              Ended
                                             June 30,                        Year Ended December 31,
                                              2003          --------------------------------------------------
                                           (Unaudited)       2002        2001       2000      1999      1998
                                           -----------      -------    -------    -------   -------    -------
BEGINNING NET ASSET VALUE                  $ 15.43          $ 17.78    $ 18.66    $ 19.84   $ 20.84    $ 18.98
                                           -------          -------    -------    -------   -------    -------

INVESTMENTS OPERATIONS:
Net investment income                         0.03             0.01                  0.04      0.12       0.06
Net gain (loss) on investments                0.80            (2.36)     (0.33)      0.53     (0.98)      2.20
                                           -------          -------    -------    -------   -------    -------
   Total from investment operations           0.83            (2.35)     (0.33)      0.57     (0.86)      2.26
                                           -------          -------    -------    -------   -------    -------

DISTRIBUTIONS:
Dividends from net investment income            --               --                 (0.04)    (0.12)     (0.06)
Distributions from net realized gain            --               --      (0.55)     (1.71)    (0.02)     (0.34)
                                           -------          -------    -------    -------   -------    -------
   Total distributions                          --               --      (0.55)     (1.75)    (0.14)     (0.40)
                                           -------          -------    -------    -------   -------    -------

ENDING NET ASSET VALUE                     $ 16.26          $ 15.43    $ 17.78    $ 18.66   $ 19.84    $ 20.84
                                           =======          =======    =======    =======   =======    =======

TOTAL RETURN                                  5.38%(2)       (13.22%)    (1.79%)     2.92%    (4.13%)    11.89%

ENDING NET ASSETS (000'S)                  $ 9,163          $ 9,017    $10,878    $11,882   $19,880    $26,544

AVERAGE NET ASSETS RATIOS:

Net expenses (1)                              1.75%(3)         1.75%      1.77%      1.44%     1.28%      1.37%
Net investment income                         0.42%(3)         0.07%      0.00%      0.17%     0.49%      0.30%

PORTFOLIO TURNOVER RATE                          5%(3)            0%         6%         0%       22%         8%

(1) Absent investment advisory and management fees waived by the Adviser, the ratios of expenses to average net assets would have been 2.10% (unaudited) for the six months ended June 30, 2003 and 1.90% and 1.80% for the years ended December 31, 2002 and 2001, respectively.

(2)  Unannualized.

(3)  Annualized.

                 See accompanying notes to financial statements.

                               CINCINNATI FUND(R)
            Notes to Financial Statements - June 30, 2003 (Unaudited)

1.       SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust (the Trust) is a family of two diversified mutual funds. The financial statements of the Cincinnati Fund (the Fund) are included in this report. The investment objective of the Fund is capital appreciation by investing in the stock of companies with an important business presence in the Greater Cincinnati Area. The Fund is more susceptible to factors adversely affecting companies with an important business presence in the Greater Cincinnati Area than a fund that is not concentrated in the same geographic region. The Trust is registered under the Investment Company Act of 1940.

The following is a summary of the Fund's significant accounting policies:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). Securities traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market and which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily. Expenses that cannot be directly associated with a specific Trust fund are allocated under policies approved by the Board of Trustees.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $6,547 and a net capital loss carryforward expiring December 31, 2010 of $10,143. There were no differences between the book basis and tax basis of either distributable earnings as of December 31, 2002, or distributions paid for the year ended December 31, 2002.

At June 30, 2003, based on a $5,659,831 federal income tax cost of common stocks, gross unrealized appreciation totaled $3,680,748 and gross unrealized depreciation totaled $300,379.

                               CINCINNATI FUND(R)
            Notes to Financial Statements - June 30, 2003 (Unaudited)

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P. (the Adviser).

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.       TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

If total expenses for any fiscal year (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 2.00% of the Fund's average daily net assets, the advisory contract requires the Adviser to waive some or all of its fee as necessary to limit the Fund's expenses to this level. The Adviser further committed through December 31, 2003 to waive some or all of its fee if the Fund's expense ratio exceeds 1.75%. Any waiver, however, cannot exceed the aggregate advisory fee paid by the Fund for the applicable year. Accordingly, for the six months ended June 30, 2003, the Adviser waived investment advisory and management fees of $15,156.

The Adviser provides shareholder, transfer, dividend disbursing, accounting and administrative services to the Fund. The Fund compensates the Adviser for these services at a fixed rate of $4,000 per month, plus the greater of $2,500 per month or an annual rate of 0.20% of the Fund's average daily net assets.

3.       INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases of investment securities (exlcuding short-term investments) totaled $195,200 and proceeds from sales of investment securities totaled $242,387.

4.       BANK LINE OF CREDIT

The Fund has an uncommitted $475,000 bank line of credit to be used as a temporary liquidity source for meeting redemption requests. Borrowings under this arrangement, which expires October 31, 2003, bear interest at the bank's prime rate minus 0.50%. There ere no fees associated with maintaining this facility. During the six months ended June 30, 2003, there were no borrowings on this line of credit.

                                  AFFORDABILITY

                        $1,000 Minimum Initial Investment

                       $500 Minimum Initial IRA Investment

                       $100 Minimum Additional Investment

                            No Annual Account Charges

                               No-Fee IRA Accounts

                                   CONVENIENCE

                 Free Telephone Exchanges Between Gateway Funds

                          Automatic Investment Program

                          Systematic Withdrawal Program

                              Telephone Redemptions

                                   FLEXIBILITY

      The Cincinnati Fund (R) is available for numerous investment options:

                                   Individuals

                                      IRAs

                                     Trusts

                                  Pension Plans

                                 Gifts to Minors

ITEM 2.  CODE OF ETHICS.

Applicable to Annual Reports only.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable to Annual Reports only.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Applicable to Annual Reports only.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  PROXY VOTING POLICY AND PROCEDURES FOR CLOSED END FUND.

Not applicable

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 2, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Applicable to Annual Reports only.

(a)(2) Exhibit 99.CERT Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. The Gateway Trust

By      /s/ Walter G. Sall
        -----------------------------------
        Walter G. Sall, Chairman

Date September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Walter G. Sall
        -----------------------------------
         Walter G. Sall, Chairman

Date     September 2, 2003

By       /s/ Gary H. Goldschmidt
        -----------------------------------
         Gary H. Goldschmidt
         Vice President and Treasurer

Date    September 2, 2003